CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total	Non-controlling interest— Exchange LP Units	Non-controlling interest—in operating subsidiaries	Preferred Unitholders Capital	Limited Partners	Limited Partners Partners' capital	Limited Partners (Deficit) Retained earnings	Limited Partners Ownership Changes	Limited Partners Accumulated Other Comprehensive Income [1]	General Partner	General Partner Partners' capital	General Partner (Deficit) Retained earnings	General Partner Accumulated Other Comprehensive Income		Non-Controlling Interest—Redeemable Partnership Units held by Brookfield	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Partners' capital	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield (Deficit) Retained earnings	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Ownership Changes	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Accumulated Other Comprehensive Income [1]
Balance as at Dec. 31, 2016		$ 9,644		$ 2,771	$ 375	$ 4,611	$ 4,215	$ (483)	$ 143	$ 736	$ 27	$ 19	$ 1	$ 7	[1]	$ 1,860	$ 1,778	$ (215)	$ (34)	$ 331
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		574		449		11		11			113		113			1		1
Other comprehensive income (loss)		323		140		128				128	(1)			(1)	[1]	56				56
Comprehensive income (loss)		897		589		139		11		128	112		113	(1)	[1]	57		1		56
Unit issuance (note 27)		1,212			220	692	692									300	300
Repurchased and cancelled							0
Partnership distributions (note 29)		(764)			(30)	(459)		(459)			(114)		(114)			(191)		(191)
Partnership preferred distributions (note 29)		(30)				(22)		(22)								(8)		(8)
Acquisition of subsidiaries (note 7)		3,523		3,523
Subsidiary distributions to non-controlling interest		(831)		(831)
Disposition of interests		(177)		(177)
Other items (note 28)		0				6			6	0						(6)			(6)
Balance as at Dec. 31, 2017		13,474	$ 0	5,875	595	4,967	4,907	(953)	149	864	25	19	0	6	[1]	2,012	2,078	(413)	(40)	387
Increase (Decrease) in Partners' Capital [Roll Forward]
Changes in accounting policies	[2]	16		10		4		4								2		2
Adjusted balance as		13,490	0	5,885	595	4,971	4,907	(949)	149	864	25	19	0	6	[1]	2,014	2,078	(411)	(40)	387
Net income		806		396		192		192			137		137			81		81
Other comprehensive income (loss)		(945)	4	(657)		(205)				(205)				0		(87)				(87)
Comprehensive income (loss)		(139)	4	(261)		(13)		192		(205)	137		137			(6)		81		(87)
Unit issuance (note 27)		588	232		342	14	14									0	0
Repurchased and cancelled		(31)			1	(30)	(30)
Partnership distributions (note 29)		(878)	(2)		(41)	(520)		(520)			(140)		(140)			(216)		(216)
Partnership preferred distributions (note 29)		(41)				(29)		(29)								(12)		(12)
Acquisition of subsidiaries (note 7)		3,232		3,232
Subsidiary distributions to non-controlling interest		(676)		(676)
Capital provided to non-controlling interest		(877)		(877)
Other items (note 28)		0	(163)			120	20	450	100	(450)			3	(3)	[1]	43		188	43	(188)
Balance as at Dec. 31, 2018		14,668	71	7,303	936	4,513	4,911	(856)	249	209	22	19	0	3	[1]	1,823	2,078	(370)	3	112
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		650		417		52		52			159		159			22		22
Other comprehensive income (loss)		590	1	239		246				246	1			1	[1]	103				103
Comprehensive income (loss)		1,240	1	656		298		52		246	160		159	1	[1]	125		22		103
Unit issuance (note 27)		809			0	559	559									250	250
Repurchased and cancelled		(29)			(1)	(28)	(28)
Partnership distributions (note 29)		(978)	(4)		(49)	(575)		(575)			(158)		(158)			(241)		(241)
Partnership preferred distributions (note 29)		(49)				(33)		(33)								(16)		(16)
Acquisition of subsidiaries (note 7)		7,559		7,559
Subsidiary distributions to non-controlling interest		(1,216)		(1,216)
Other items (note 28)		173	(50)	(189)		314	53	(18)	261	18				0		98		(8)	98	8
Balance as at Dec. 31, 2019		$ 22,177	$ 18	$ 14,113	$ 935	$ 5,048	$ 5,495	$ (1,430)	$ 510	$ 473	$ 24	$ 19	$ 1	$ 4	[1]	$ 2,039	$ 2,328	$ (613)	$ 101	$ 223

[1]	Refer to Note 28 Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]	Refer to Note 3 Significant Accounting Policies.